January 29, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Quantitative Funds (the “Trust”) File No. 33-8553

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above-mentioned Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Frances T. Han
Associate Counsel
The Vanguard Group, Inc.